STOCKHOLDER'S EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	4 Months Ended	12 Months Ended		9 Months Ended
	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Class of Stock [Line Items]
Stock Available Under Employee Stock Purchase Plan				50,000
Successor
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans	31,819
Purchases of treasury stock	$ 0	$ 0	$ 0
Stock Price, Employee Stock Purchase Plan, Per Share	$ 255.00
Predecessor
Class of Stock [Line Items]
Purchases of treasury stock				$ 1,450
Merger Agreement
Class of Stock [Line Items]
Stated share price for merger agreement (in dollars per share)				$ 25.5